UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2025

Tuttle Capital MSTR 0DTE Covered Call ETF

ITEM 1.(a). Reports to Stockholders.

Tuttle Capital MSTR 0DTE Covered Call ETF Tailored Shareholder Report

Annual Shareholder Report December 31, 2025 Tuttle Capital MSTR 0DTE Covered Call ETF ticker: MSTK (Listed on the Cboe BZX Exchange, Inc)

This annual shareholder report contains important information about the Tuttle Capital MSTR 0DTE Covered Call ETF for the period of October 23, 2025 (inception) to December 31, 2025. You can find additional information about the Fund at www.incomeblastetfs.com/etf/mstk. You can also contact us at (833) 759‑6110.

What were the Fund costs for the period?

(basedon a hypothetical $10,000 investment)

Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital MSTR 0DTE Covered Call ETF	$59(1)	4.01%(2)(3)
(1)	Costs are for the period of October 23, 2025, to December 31, 2025. Costs for a full annual period would be higher.
(2)	Annualized.
(3)	Gross expenses, excluding interest expense, would have been 0.99% for the period ended December 31, 2025.

Sector Breakdown

US Treasury Bills
109.01%
Call Options Purchased
5.49%
Put Options Written
-20.85%

Top Holdings
US Treasury Bill 09/03/2026	109.01%
Strategy Inc. Class A Call Options Purchased	5.49%
Strategy Inc. Class A Put Options Written	-20.85%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.incomeblastetfs.com/etf/mstk.

Key Fund Statistics

(as of December 31, 2025)

Fund Net Assets	$442,885
Number of Holdings	3
Total Net Advisory Fee	$810
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

ITEM 1.(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,019 for 2025 and $0 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,427 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended December 31, 2025*

TUTTLE CAPITAL
MSTR 0DTE COVERED CALL ETF

*The Fund commenced operations on October 23, 2025.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Schedule of InvestmentsDecember 31, 2025

See Notes to Financial Statements

		Principal	Value

109.01%	US TREASURY BILLS(A)
	US Treasury Bill 09/03/2026 1.56%	$494,000	$482,796

109.01%	TOTAL US TREASURY BILLS
	(Cost: $482,522)		482,796

5.49%	OPTIONS PURCHASED(A)(B)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
5.49%	CALL OPTIONS
	Strategy, Inc. Class A	31	$471,045	$175.01	02/20/2026	$24,309

5.49%	TOTAL OPTIONS PURCHASED
	(Cost: $89,139)					24,309

114.50%	TOTAL INVESTMENTS
	(Cost: $572,661)					507,105
(14.50%)	Liabilities in excess of other assets					(64,220)
100.00%	NET ASSETS					$442,885

(A)All or a portion of the security is held as collateral for options written.

(B) Non-income producing.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Schedule of Options WrittenDecember 31, 2025

See Notes to Financial Statements

(20.85%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Excercise Price	Expiration Date	Value
(20.85%)	PUT OPTIONS
	Strategy, Inc. Class A	31	$(471,045)	$175.01	02/20/2026	$(92,333)

(20.85%)	TOTAL OPTIONS WRITTEN
	(Premiums Received: $74,550)					$(92,333)

(A)Non-income producing.

FINANCIAL STATEMENTS | December 31, 2025

See Notes to Financial Statements

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Statement of Assets and LiabilitiesDecember 31, 2025

ASSETS
Investments at value(1) (Note 1)	$507,105
Cash at broker (Note 1)	3,534
Cash	24,679
Interest receivable	53
Receivable for investments sold	1,173
TOTAL ASSETS	536,544

LIABILITIES
Options written at value(2) (Note 1)	92,333
Interest payable	571
Accrued advisory fees	451
Payable for investments purchased	304
TOTAL LIABILITIES	93,659
NET ASSETS	$442,885

Net Assets Consist of:
Paid-in capital	$768,374
Distributable earnings (accumulated deficits)	(325,489)
Net Assets	$442,885

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	40,000
Net Asset Value and Offering Price Per Share	$11.07

(1) Identified cost of:	$572,661
(2) Premiums received of:	$74,550

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Statement of OperationsPeriod Ended December 31, 2025*

See Notes to Financial Statements

INVESTMENT INCOME
Interest	$3,370
Total investment income	3,370

EXPENSES
Investment advisory fees (Note 2)	810
Interest expense	960
Total expenses	1,770
Net investment income (loss)	1,600

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(502)
Net realized gain (loss) on options purchased	(108,539)
Net realized gain (loss) on options written	(131,330)
Total net realized gain (loss) on investments, options purchased and options written	(240,371)

Net change in unrealized appreciation (depreciation) of investments	274
Net change in unrealized appreciation (depreciation) of options purchased	(64,830)
Net change in unrealized appreciation (depreciation) of options written	(17,783)
Total net change in unrealized appreciation (depreciation) of investments, options purchased and options written	(82,339)

Net realized and unrealized gain (loss)	(322,710)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(321,110)

*The Fund commenced operations on October 23, 2025.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Statement of Changes in Net AssetsPeriod Ended December 31, 2025*

See Notes to Financial Statements

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$1,600
Net realized gain (loss) on investments, options purchased and options written	(240,371)
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	(82,339)
Increase (decrease) in net assets from operations	(321,110)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(4,379)
Return of capital	(78,221)
Decrease in net assets from distributions	(82,600)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	1,080,909
Cost of shares redeemed	(234,314)
Increase (decrease) in net assets from capital stock transactions	846,595

NET ASSETS
Increase (decrease) during period	442,885
Beginning of period	—
End of period	$442,885

*The Fund commenced operations on October 23, 2025.

FINANCIAL STATEMENTS | December 31, 2025

See Notes to Financial Statements

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Financial HighlightsSelected Per Share Data Throughout The Period

Period Ended December 31, 2025*
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.05
Net realized and unrealized gain (loss) of investments(2)	(11.02)
Total from investment activities	(10.97)
Distributions
Net investment income	(0.16)
Return of capital	(2.80)
Total distributions	(2.96)

Net asset value, end of period	$11.07

Total Return(3)	(46.70%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(5)	2.11%
Net investment income (loss)	1.90%
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000s)	$443

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Gross expenses, excluding interest expense, would have been 0.95% for the period ended December 31, 2025.

(6)Portfolio turnover rate is is zero because the Fund did not have purchases or sales of long term securities during the period.

*The Fund commenced operations on October 23, 2025.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial StatementsDecember 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tuttle Capital MSTR 0DTE Covered Call ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 23, 2025.

The Fund’s investment objective is to seek current income. The Fund’s secondary objective is to provide capital appreciation.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates NAV. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
US Treasury Bills	$—	$482,796	$—	$482,796
Options Purchased	—	24,309	—	24,309
	$—	$507,105	$—	$507,105
Liabilities
Options Written	$—	$(92,333)	$—	$(92,333)
	$—	$(92,333)	$—	$(92,333)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended December 31, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid weekly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable business day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Tuttle Capital MSTR 0DTE Covered Call ETF	10,000	$300	$110,700

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

Derivatives

The Fund seeks to generate current income from option premiums by writing (i.e., selling) call options on Strategy, Inc. (the “Underlying Security”) that are 0DTE. Unlike a traditional covered call strategy, the Fund generally will not own the Underlying Security directly (although it may). Instead, the Fund will derive its “synthetic” long exposure to the price return of the Underlying Security through the use of options contracts with a longer maturity date that use the Underlying Security as the reference asset. The Fund’s long exposure will generally consist of the Fund selling puts and purchasing calls on the Underlying Security, and direct investments in the Underlying Security. As a buyer of call options the Fund gains exposure to increases in the value of the Underlying Security; and as a seller of a put option, the Fund generally gains exposure to decreases in the value of the Underlying Security. When it exercises its purchased call options, the Fund will experience a gain equal to the difference between the strike price of the options contracts and the value of the Underlying Security (minus the premiums paid to the seller). The Fund will seek to use these gains in seeking capital appreciation as the purchased call options will generally provide exposure to the returns of the Underlying Security. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Underlying Security beyond a certain point, which is discussed in further detail below

In executing the synthetic covered call strategy to seek to generate income, the Fund will on every business day sell 0DTE Reference Asset call options or FLexible Exchange® options (“FLEX Options”) with a strike price above the current value of the Reference Asset (generally referred to as “out-of-the-money”).Currently, 0DTE standard options are not available for investment (except on Fridays), although they are expected to become available. To the extent listed 0DTE call options on the Reference Asset are not available, the Fund will use FLEX Options (except on Fridays) because there are no 0DTE standard options available in the Reference Asset (except on Fridays).In using FLEX Options, the Fund will sell 1DTE or 2DTE FLEX Options in the Reference Asset, which will then enable the Fund to sell 0DTE Flex Options the next or second business day, as applicable. The Fund will continue this process for each business day except on Thursdays because the Fund will be able to purchase 0DTE standard options in the Reference Asset on Fridays. No more than 20% of a Fund’s net assets (plus borrowings for investment purposes) will be in 1DTE or 2DTE FLEX Options.

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Description
Options Purchased	$24,309	$—	$24,309	$(24,309)	$—	$—

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged*
Description
Options Written	$(92,333)	$—	$(92,333)	$24,309	$3,534	$(64,490)

*The actual collateral pledged may be more than the amount shown.

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

The following are the derivatives held, whose underlying risk exposure is equity price risk, by the Fund on December 31, 2025:

Derivative	Value Asset Derivatives
Call Options Purchased	$24,309	*

Derivative	Value Liability Derivatives
Put Options Written	$(92,333	)**

*Statement of Assets and Liabilities location: Investments at value.

**Statement of Assets and Liabilities location: Options written at value.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended December 31, 2025, are as follows:

Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) Of Derivatives**
Call Options purchased	$(108,539)	$(64,830)

Call Options Written	(1,182)	—
Put Options Written	(130,148)	(17,783)
	$(131,330)	(17,783)

*Statement of Operations location: Net realized gain (loss) on options purchased and options written.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written.

The effect of the derivative instruments on the Statement of Operations for the period ended December 31, 2025, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average Notional Value Of:
Call Options Purchased	$379,612
Put Options Written	(379,612)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

of the Fund. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.99%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays the fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Assistant Chief Compliance Officer is the Managing Member of Watermark, and the Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

During the period ended December 31, 2025, there were no purchases and proceeds from the sale of securities other than short-term investments.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended December 31, 2025 were as follows:

Distributions paid from:
Distributable Earnings	$4,379
Return of capital	78,221
82,600

As of December 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	$(206,791)
Net unrealized appreciation (depreciation) on investments	(118,698)
$(325,489)

Under current law, post October capital losses can be deferred to the following tax year for determining taxable income and distributions. The Fund had a post October capital loss of $206,791, all of which is considered short term.

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$609,020	$274	$(118,972)	$(118,698)

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the wash sales.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended December 31, 2025
Shares sold	60,000
Shares redeemed	(20,000)
Net increase (decrease)	40,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Notes to Financial Statements - continuedDecember 31, 2025

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Rate	Character	Amount
1/2/26	1/2/26	Net Investment Income	$6,000
1/9/26	1/9/26	Net Investment Income	4,800
1/16/26	1/16/26	Net Investment Income	4,800
1/23/26	1/23/26	Net Investment Income	4,000
1/30/26	1/30/26	Net Investment Income	4,800
2/6/26	2/6/26	Net Investment Income	1,600
2/13/26	2/13/26	Net Investment Income	1,600
2/20/26	2/20/26	Net Investment Income	1,200
2/27/26	2/27/26	Net Investment Income	1,200

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Tuttle Capital MSTR 0DTE Covered Call ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of Tuttle Capital MSTR 0DTE Covered Call ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2025, the related statements of operations and changes in net assets and the financial highlights for the period October 23, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in net assets and the financial highlights for the period October 23, 2025 (commencement of operations) through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 2, 2026

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Supplemental Information

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

INVESTMENT ADVISORY AGREEMENT APPROVAL

This annual report pertains only to the Tuttle Capital Bitcoin 0DTE Covered Call ETF (formerly, Tuttle Capital IBIT 0DTE Covered Call ETF) and Tuttle Capital MSTR 0DTE Covered Call ETF (the “Tuttle ETFs”); however, the disclosure below also pertains to eight other similar Tuttle Capital 0DTE Covered Call ETFs (“0DTE Covered Call ETFs”) that have not yet commenced operations. Once any of the 0DTE Covered Call ETFs commence operations, this disclosure will be provided again in the next financial report that is prepared and applicable to that fund.

At a meeting held on March 11-12, 2025 (the “Meeting”), the Board of Trustees (the “Board”) considered the approval of the proposed Investment Advisory Agreement (the “Advisory Agreement”) between the ETF Opportunities Trust (the “Trust”), with respect to the Tuttle ETFs and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”). The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Tuttle ETFs were to be managed and the roles and responsibilities of Tuttle under the Advisory Agreement.

Counsel to the Trust (“Counsel”) referred the Board to the board materials that included a memorandum from Counsel that addressed the Trustees’ duties when considering the approval of the Advisory Agreement and the response of

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Supplemental Information - continued

Tuttle to a request for information from Counsel on behalf of the Board. Counsel noted that the response included information on the personnel of and services to be provided by Tuttle, an expense comparison analysis for the Tuttle ETFs and comparable ETFs, and the Advisory Agreement. Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs; (iv) the extent to which economies of scale would be realized if the Tuttle ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) information regarding the services and support to be provided by Tuttle to the Tuttle ETFs and their shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Tuttle ETFs; (iii) information pertaining to the compliance structure of Tuttle; (iv) disclosure information contained in the Tuttle ETFs’ registration statement and the firm’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including financial information, personnel and the services to be provided by Tuttle to the Tuttle ETFs, the firm’s compliance program, current legal matters, and other general information; (ii) the projected expenses of the Tuttle ETFs and comparative expense information for other ETFs with strategies similar to the Tuttle ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Tuttle ETFs performance and expenses; and (iv) benefits to be realized by Tuttle from its relationship with the Tuttle ETFs.

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Supplemental Information - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle under the Advisory Agreement. The Board reviewed the services to be provided by Tuttle to the Tuttle ETFs, Tuttle’s processes for assuring compliance with the Tuttle ETFs’ investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the Tuttle ETFs among the service providers; and the anticipated efforts of Tuttle to promote the Tuttle ETFs and grow their assets. The Board considered: the staffing, personnel, and methods of operating Tuttle; the education and experience of the firm’s personnel; and information provided regarding the firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the quality, extent, and nature of the services provided by Tuttle, was satisfactory and adequate for the Tuttle ETFs.

The investment performance of Tuttle.

The Board noted that the Tuttle ETFs had not yet commenced operations and therefore the Tuttle ETFs do not have a performance record.

The costs of services to be provided and profits realized by Tuttle from the relationship with the Tuttle ETFs.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Tuttle ETFs by Tuttle. The Board also considered the assets and expenses of the Tuttle ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle for each of the Tuttle ETFs. The Board compared the proposed unitary fee of the Tuttle ETFs to the advisory fees and net expense ratios of ETFs in a custom category from its Morningstar category, the Derivative Income category (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the proposed unitary fee of each Tuttle ETF was higher than the median gross and net advisory fees and the gross and net expense ratios of its Peer Group but only slightly higher than the median gross and net advisory

FINANCIAL STATEMENTS | December 31, 2025

TUTTLE CAPITAL MSTR 0DTE COVERED CALL ETF

Supplemental Information - continued

fees and equal to the median gross and net expense ratios of its Category. The Trustees acknowledged Tuttle’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by Tuttle. The Board noted that there is a potential for trades to generate soft dollars. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the Tuttle ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Tuttle ETFs’ investors.

The Trustees considered that it was not anticipated that the Tuttle ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tuttle ETFs; the basis of decisions to buy or sell securities for the Tuttle ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board also considered potential benefits for Tuttle in managing the Tuttle ETFs and that Tuttle may receive soft dollars from the execution of trades. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the Tuttle ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Advisory Agreement.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes approval of investment advisory contract in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

* Print the name and title of each signing officer under his or her signature.